Expense Example - Longleaf Partners Small-Cap Fund - Longleaf Partners Small-Cap Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178